Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Common Stock Warrants	Subscription Receivables	Common Shares Subscribed Not Issued	Deferred Compensation	Accumulated Deficit	Total
Beginning Balance, amount at Dec. 31, 2009	$ 62,780	$ 23,453,111			$ 3,358		$ (26,771,832)	$ (3,252,582)
Beginning Balance, shares at Dec. 31, 2009	62,781,122				3,358,331
Conversion of debt to equity, shares	309,741
Conversion of debt to equity, amount	310	72,065						72,375
Common Stock Issued for services, shares	5,348,619				500,000
Common Stock Issued for services, amount	5,349	1,088,133			500			1,093,982
Issuance of common stock for cash investment, shares	4,333,331				(3,333,331)
Issuance of common stock for cash investment, amount	4,333	149,000			(3,333)			150,000
Exercise of option, shares	1,160,804
Exercise of option, amount	1,161	117,285						118,446
Issuance of stock options, shares	928,529
Issuance of stock options, amount	929	57,071						58,000
Issuance of stock options		18,188						18,188
Net loss for the year ended							(1,694,640)	(1,694,640)
Ending Balance, amount at Dec. 31, 2010	74,862	25,231,804			525		(28,466,471)	(3,159,281)
Deferred Revenue at Dec. 31, 2010		276,950						276,950
Ending Balance, shares at Dec. 31, 2010	74,862,146				525,000
Common Stock Issued for services, shares	3,100,925				(525,000)
Common Stock Issued for services, amount	3,101	371,609			(525)	(12,500)
Issuance of common stock for cash investment, shares	1,700,000				1,500,000			361,684
Issuance of common stock for cash investment, amount	1,700	466,800		(10,000)	1,500			460,000
Exercise of option, shares	150,000
Exercise of option, amount	150	7,350						7,500
Issuance of stock options, shares
Issuance of stock options, amount		705,918						705,918
Warrants issued with PPM		(203,237)	203,237
Net loss for the year ended							(1,664,221)	(1,694,640)
Ending Balance, amount at Dec. 31, 2011	79,813	26,580,244	203,237	(10,000)	1,500	(12,500)	(30,130,692)	(3,159,281)
Ending Balance, shares at Dec. 31, 2011	79,813,071				1,500,000
Warrants issued with PPM		(203,237)	203,237					0
Net loss for the year ended							(1,664,221)	(1,664,221)
Ending Balance, amount at Dec. 31, 2012	79,813	26,580,244	203,237	(10,000)	1,500,000	(12,500)	(30,130,692)	(3,288,397)
Deferred Revenue at Dec. 31, 2012								$ 631,950
Ending Balance, shares at Dec. 31, 2012	79,813,071							680,000